UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

New Era Fund	September 30, 2013

T. Rowe Price New Era Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 99.5%		
AGRICULTURE 2.9%		
Agriculture 2.9%		
Archer-Daniels-Midland	1,249,400	46,028
Compass Minerals	196,700	15,002
Monsanto	276,800	28,890
Potash Corporation of Saskatchewan	1,131,968	35,408
Total Agriculture		125,328
COAL 1.2%		
Coal 1.2%		
Cloud Peak Energy (1)	311,100	4,564
CONSOL Energy	1,475,454	49,649
Total Coal		54,213
DIVERSIFIED RESOURCES 6.4%		
Engineering & Construction 5.9%		
Babcock & Wilcox	1,870,250	63,065
Jacobs Engineering Group (1)	407,200	23,691
Martin Marietta Materials	727,000	71,370
Quanta Services (1)	2,774,170	76,317
Vulcan Materials	421,800	21,853
		256,296
Machinery & Equipment 0.5%		
Harsco	870,176	21,668
		21,668
Water Resources 0.0%		
Western Water (1)(2)	2,259	—

Western Water, Warrants, 9/1/15, Acquisition Date: 10/16/09–8/24/11, Acquisition Cost $0 (1)(2)(3)	12,766	–
		–
Total Diversified Resources		277,964
DOWNSTREAM ENERGY 14.2%		
Gas Transmission & Distribution 2.2%		
Exterran Holdings (1)	751,500	20,719
Gail India (INR)	1,718,608	8,963
National Fuel Gas Company	363,400	24,987
Spectra Energy	1,203,130	41,183
		95,852
Refining & Marketing 4.2%		
Marathon Petroleum	66,300	4,264
Murphy USA (1)	51,173	2,067
Phillips 66	1,565,200	90,500
Valero Energy	2,537,100	86,642
		183,473
Utilities 7.8%		
AES	4,311,300	57,297
Calpine (1)	3,523,200	68,456
CenterPoint Energy	583,900	13,996
Energen	322,600	24,643
Entergy	417,700	26,395
NiSource	2,437,600	75,298
NRG Energy	1,447,777	39,568
PG&E	879,800	36,001
		341,654
Total Downstream Energy		620,979

ENERGY SERVICES 8.9%

Oil & Gas Equipment & Services 8.9%		
Cameron International (1)	871,752	50,884
Eurasia Drilling, GDR	529,121	21,112
Flotek Industries (1)	229,300	5,274
Flowserve	1,076,800	67,181
FMC Technologies (1)	814,700	45,151
Halliburton	755,200	36,363
Schlumberger	1,411,135	124,688
Trican Well Service (CAD)	2,576,600	35,045
US Silica Holdings	178,000	4,432
Total Energy Services		390,130

INTEGRATEDS & UPSTREAM ENERGY 43.9%

Integrated Petroleum - Domestic 1.5%		
Hess	864,400	66,853
		66,853
Integrated Petroleum - International 9.9%		
Chevron	711,200	86,411
Eni (EUR)	4,032,721	92,474
ExxonMobil	1,235,053	106,264
Petrobras, ADR	2,556,668	42,773
Royal Dutch Shell, ADR	1,601,206	105,167
		433,089
Petroleum Exploration & Production - Global 8.4%		
BG Group (GBP)	4,989,630	95,357
Cobalt International Energy (1)	868,100	21,581
Kelt Exploration (CAD) (1)	324,500	2,643
Novatek, GDR	200,245	26,472
Ophir Energy (GBP) (1)	7,850,593	42,424
Painted Pony Petroleum (CAD) (1)	2,378,200	18,655
Salamander Energy (GBP) (1)	11,048,590	21,017

Santos (AUD)	2,424,983	34,115
Talisman Energy (CAD)	4,780,400	54,856
Tullow Oil (GBP)	2,981,139	49,420
		366,540
Petroleum Exploration & Production - North America 24.1%		
Anadarko Petroleum	913,800	84,974
Apache	878,400	74,787
Bill Barrett (1)	1,334,600	33,512
Cabot Oil & Gas	888,000	33,140
Cimarex Energy	1,035,750	99,846
Concho Resources (1)	879,000	95,644
Energy XXI Bermuda	1,078,300	32,565
EOG Resources	258,766	43,804
EQT	1,017,400	90,264
Laredo Petroleum Holdings (1)	814,300	24,168
Matador Resources (1)	1,408,452	23,000
Noble Energy	185,400	12,424
PDC Energy (1)	537,157	31,982
Pioneer Natural Resources	514,100	97,062
Range Resources	1,130,320	85,780
SM Energy	1,015,800	78,410
Southwestern Energy (1)	1,353,600	49,244
WPX Energy (1)	3,071,200	59,151
		1,049,757
Total Integrateds & Upstream Energy		1,916,239
METALS & MINING 9.1%		
Industrial Metals 5.3%		
BHP Billiton (AUD)	2,316,835	77,248
Constellium (1)	756,400	14,674
Iluka Resources (AUD)	3,305,896	35,343
Nucor	434,900	21,319
Rio Tinto, ADR	750,100	36,575

Southern Copper	1,649,600	44,935
		230,094
Precious Metals 3.8%		
Eldorado Gold	4,597,000	30,846
Franco-Nevada (CAD)	906,300	41,116
Fresnillo (GBP)	2,406,580	37,908
MAG Silver (CAD) (1)	1,252,700	7,394
Petra Diamonds (GBP) (1)	20,746,292	39,967
Royal Gold	191,052	9,297
		166,528
Total Metals & Mining		396,622
OTHER 11.5%		
Chemicals 6.0%		
Air Products & Chemicals	417,800	44,525
Airgas	522,500	55,411
Celanese, Series A	1,239,500	65,433
Methanex	738,100	37,843
Praxair	501,500	60,285
		263,497
Forest Products 3.1%		
International Paper	1,102,878	49,409
MeadWestvaco	475,400	18,246
West Fraser Timber (CAD)	99,000	8,909
Weyerhaeuser, REIT	2,112,279	60,474
		137,038
Miscellaneous 2.4%		
Ball	289,500	12,993
Berry Plastics (1)	1,082,400	21,615
Crown Holdings (1)	1,029,700	43,536

Owens-Illinois (1)	840,292	25,225
		103,369
Total Other		503,904
Total Miscellaneous Common Stocks 1.4% (4)		59,919
Total Common Stocks (Cost $3,227,001)		4,345,298
BANK LOANS 0.0% (5)		
Western Water, VR, 10.00%, 9/1/15 (2)(6)	2,200,476	–
Total Bank Loans (Cost $1,991)		–
SHORT-TERM INVESTMENTS 0.4%		
Money Market Funds 0.4%		
T. Rowe Price Reserve Investment Fund, 0.03% (7)(8)	14,856,950	14,857
Total Short-Term Investments (Cost $14,857)		14,857
Total Investments in Securities		
99.9% of Net Assets (Cost $3,243,849)		$ 4,360,155

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy. See Note 2.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $0 and represents 0.0% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2013, totaled $66,000 for the period ended September 30, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The fund may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with the terms of the credit agreement against the borrower and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the fund is subject to nonperformance risk by the counterparty. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments), and bank loans usually may be repaid at any time at the option of the borrower. The fund reflects both the funded portion of the bank loan as well as any unfunded commitment on the loan in the Portfolio of Investments.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $3,243,849,000. Net unrealized gain aggregated $1,116,332,000 at period-end, of which $1,186,605,000 related to appreciated investments and $70,273,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013